CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Concentration Risks, Types, No Concentration Percentage [Abstract]
Schedule of Cash Position by Geographic Area

The Company’s cash position by geographic area was as follows:

	December 31,		December 31,
	2025		2024
Country:
Singapore	$228,373	70.2%	$228,448	19.5%
Hong Kong	96,178	29.6%	936,264	80.0%
China (Mainland)	787	0.2%	5,752	0.5%
Total cash and cash equivalents	$325,338	100.0%	$1,170,464	100.0%